Note 12	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of Financial Assets At Fair Value Through Other Comprehensive Income [Text Block]	Financial assets at fair value through other comprehensive income Breakdown of the balance
The breakdown of the balance of this heading of the accompanying condensed consolidated balance sheets by type of financial instruments is as follows:

Financial assets at fair value through other comprehensive income (Millions of Euros)
	Notes	June 2022	December 2021
Equity instruments	6.2	1,612	1,320
Debt securities		61,584	59,074
Loans and advances to credit institutions	6.2	27	27
Total	7	63,223	60,421
Of which: loss allowances of debt securities		(112)	(74)
Equity instruments
The breakdown of the balance under the heading "Equity instruments" of the accompanying condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021, is as follows:

Financial assets at fair value through other comprehensive income. Equity instruments (Millions of Euros)
	June 2022		December 2021
	Cost	Fair value	Cost	Fair value
Equity instruments
Spanish companies shares	2,235	1,374	2,235	1,088
Foreign companies shares	88	116	98	125
The United States	29	29	29	29
Mexico	1	30	1	29
Turkey	—	4	—	5
Other countries	58	53	69	63
Subtotal equity instruments listed	2,323	1,491	2,333	1,214
Equity instruments
Spanish companies shares	6	12	5	11
Foreign companies shares	22	109	55	95
Mexico	1	1	—	1
Turkey	3	3	3	3
Other countries	19	105	51	91
Subtotal unlisted equity instruments	28	121	60	107
Total	2,351	1,612	2,393	1,320
Debt securities
The breakdown of the balance under the heading "Debt securities" of the accompanying condensed consolidated balance sheets as of June 30, 2022 and December 31, 2021, is as follows:

Financial assets at fair value through other comprehensive income. Debt securities (Millions of Euros)
	June 2022		December 2021
	Amortized cost	Fair value	Amortized cost	Fair value
Domestic debt securities
Government and other government agency	17,346	17,515	15,889	16,544
Central banks			—	—
Credit institutions	891	896	1,125	1,176
Other issuers	533	534	612	635
Subtotal	18,770	18,945	17,625	18,355
Foreign debt securities
Mexico	11,710	10,881	11,097	10,769
Government and other government agency	11,099	10,297	10,467	10,141
Central banks	—	—	—	—
Credit institutions	131	121	120	118
Other issuers	480	464	509	510
Italy	5,917	5,914	7,407	7,608
Government and other government agency	5,757	5,756	7,274	7,474
Central banks	—	—	—	—
Credit institutions	55	55	47	47
Other issuers	104	103	86	87
Japan	4,604	4,606	4,961	4,968
Government and other government agency	4,512	4,515	4,906	4,913
Central banks	—	—	—	—
Credit institutions	14	14	18	18
Other issuers	78	78	36	37
The United States	5,332	5,159	3,900	3,926
Government and other government agency	3,148	2,976	1,754	1,744
Central banks	—	—	—	—
Credit institutions	120	120	114	116
Other issuers	2,065	2,063	2,032	2,065
Turkey	3,195	3,928	2,888	2,920
Government and other government agency	3,195	3,928	2,888	2,920
Central banks	—	—	—	—
Credit institutions	—	—	—	—
Other issuers	—	—	—	—
Other countries	12,245	12,152	10,298	10,529
Other foreign governments and government agency	3,076	2,999	2,488	2,574
Central banks	3,338	3,339	1,698	1,696
Credit institutions	2,196	2,192	2,306	2,382
Other issuers	3,635	3,622	3,807	3,877
Subtotal	43,003	42,639	40,551	40,719
Total	61,773	61,584	58,176	59,074
The credit ratings of the issuers of debt securities as of June 30, 2022 and December 31, 2021, are as follows:

Debt securities by rating
	June 2022		December 2021
	Fair value (Millions of Euros)%		Fair value (Millions of Euros)%
AAA	3,656	5.9%	2,413	4.1%
AA+	527	0.9%	586	1.0%
AA	511	0.8%	646	1.1%
AA-	473	0.8%	327	0.6%
A+	5,543	9.0%	6,179	10.5%
A	1,581	2.6%	1,676	2.8%
A-	20,293	33.0%	18,760	31.8%
BBB+	11,392	18.5%	11,465	19.4%
BBB	8,876	14.4%	10,961	18.6%
BBB-	1,331	2.2%	1,310	2.2%
BB+ or below	7,093	11.5%	4,379	7.4%
Unclassified	308	0.5%	372	0.6%
Total	61,584	100.0%	59,074	100.0%
Gains/losses
Changes in gains (losses)
The changes in the gains/losses (net of taxes) during the six months ended June 30, 2022 and in the year ended December 31, 2021 of debt securities recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss – Fair value changes of debt instruments measured at fair value through other comprehensive income” and equity instruments recognized under the equity heading “Accumulated other comprehensive income – Items that will not be reclassified to profit or loss – Fair value changes of equity instruments measured at fair value through other comprehensive income” in the accompanying condensed consolidated balance sheets are as follows:

Other comprehensive income - Changes in gains (losses) (Millions of Euros)
		Debt securities		Equity instruments
	Notes	June 2022	December 2021	June 2022	December 2021
Balance at the beginning		1,274	2,069	(1,079)	(1,256)
Valuation gains and losses		(2,185)	(1,058)	287	183
Amounts transferred to income		(11)	(63)
Amounts transferred to Reserves					—
Income tax and other		621	325	16	(7)
Balance at the end	27	(301)	1,274	(777)	(1,079)